Mineral Licenses, Net: Schedule of Mineral Licenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Coal deposits	$ 3,814,771	$ 3,897,684
Chrome deposits	1,388,856	1,398,340
Iron ore deposits	78,059	71,996
Nickel deposits	34,516	36,963
Limestone deposits	2,689	2,841
Quartzite deposits	306	338
Mineral licenses before depletion	5,319,197	5,408,162
Accumulated depletion	(585,521)	(436,434)
Mineral licenses, net	$ 4,733,676	$ 4,971,728